Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in the consolidated financial statements:
	December 31,	December 31,	December 31,
	2023	2022	2021
1 US$ = RMB
Year-end spot rate	7.0999	6.8983	6.3731
Average rate	7.0809	6.7299	6.4512

Schedule of Earnings Per Share
	December 31, 2023	December 31, 2022	December 31, 2021
Numerator for earnings per share:
Net income attributable to the Company’s ordinary shareholders	$864,722	$2,932,363	$3,202,212
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	11,752,180	10,000,000	10,000,000
Per share amount
Per share - basic and diluted	$0.07	$0.29	$0.32

Schedule of Property, Plant and Equipment	The estimated useful lives are as follows:
Estimated Useful Life
Buildings	30 years
Machinery equipment	10 years
Vehicles	4 - 5 years
Office equipment	5 years
Tools	3 - 5 years
Electronic devices	3 - 5 years

Schedule of Net Revenue Segregated By Geographic Regions	The Company’s net revenue segregated by geographic regions is as follows:
	For the Years Ended December 31,
	2023	2022	2021
PRC	$12,117,240	$15,285,549	$16,844,113
Overseas	3,880,714	4,997,696	4,869,025
Total	$15,997,954	$20,283,245	$21,713,138